Leases - Summary of Detailed Information About Future Minimum Rental Receivables Under Non-Cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 71,669	$ 10,307	¥ 37,730
Within 1 Year [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	17	2	598
Within 1 Year [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	1,587	228	1,425
Within 1 Year [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	8,136	1,170	5,573
After 1 Year but within 5 years [member] | Related parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	17	2	2,358
After 1 Year but within 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	6,292	905	5,698
After 1 Year but within 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	19,364	2,785	7,240
More than 5 years [member] | Joint ventures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	9,690	1,394	10,566
More than 5 years [member] | Third parties [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 26,566	$ 3,821	¥ 4,272